THE ADVISORS' INNER CIRCLE FUND

                           WESTWOOD SMIDCAP PLUS FUND
                      WESTWOOD SMIDCAP FUND (THE "FUNDS")

                      SUPPLEMENT DATED SEPTEMBER 23, 2015
                                     TO THE
              INSTITUTIONAL SHARES PROSPECTUS DATED MARCH 1, 2015,
               AS SUPPLEMENTED AUGUST 14, 2015 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

All references to the titles of Mr. Thomas C. Lieu and Mr. Grant L. Taber, portfolio managers of the Funds, are hereby revised to reflect their new roles as Senior Vice Presidents of Westwood Management Corp., the Funds' investment adviser, and the references to the portfolio managers in each Fund's summary section are hereby ordered alphabetically.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 WHG-SK-041-0100